Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value

9. FAIR VALUE

     Assets and liabilities recorded at fair value are disclosed using a three-level hierarchy. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable. Observable inputs reflect market-derived or market-based information obtained from independent sources while unobservable inputs reflect the Company's estimates about market data.

     The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are based upon quoted prices in active markets for identical assets or liabilities that the Company can access at the measurement date. Level 2 inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 3 inputs are generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's estimates of assumptions that market participants would use in pricing the asset or liability.

There are three types of valuation techniques used to measure assets and liabilities recorded at fair value:

1) The market approach, which uses prices or other relevant information generated by market transactions involving identical or comparable assets or liabilities.

2) The income approach, which uses the present value of cash flows or earnings.

3) The cost approach, which uses replacement costs more readily adaptable for valuing physical assets.

     The Company uses both the market and income approach in its fair value measurements. These measurements are discussed in more detail below.

The following table sets forth the estimated fair value and the carrying value of each financial instrument:

	December 31, 2011		December 31, 2010
	Fair	Carrying	Fair	Carrying
(In millions)	Value	Value	Value	Value
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$452.1	$452.1	$415.9	$415.9
U.S. state and political subdivision bonds	178.8	178.8	209.1	209.1
Foreign government bonds	72.1	72.1	69.6	69.6
Corporate bonds	6,059.3	6,059.3	5,711.2	5,711.2
S&P 500 Index options	7.2	7.2	13.3	13.3
Total fixed maturity securities	$6,769.5	$6,769.5	$6,419.1	$6,419.1

Commercial mortgage loans, net	$5,450.9	$4,902.3	$4,739.7	$4,513.6
Policy loans	2.9	2.9	3.3	3.3
Separate account assets	4,593.5	4,593.5	4,787.4	4,787.4

Liabilities:
Total other policyholder funds, investment type contracts	$4,804.8	$4,449.2	$4,186.2	$4,010.1
Index-based interest guarantees	49.5	49.5	48.5	48.5
Short-term debt	263.7	251.2	2.8	2.2
Long-term debt	272.0	300.9	558.2	551.9

Financial Instruments Not Recorded at Fair Value

     The Company did not elect to measure and record commercial mortgage loans, policy loans, other policyholders funds that are investment-type contracts, or long-term debt at fair value on the consolidated balance sheets.

     For disclosure purposes, the fair values of commercial mortgage loans were estimated using an option-adjusted discounted cash flow valuation. The valuation includes both observable market inputs and estimated model parameters.

Significant observable inputs to the valuation include:

  Indicative quarter-end pricing for a package of loans similar to those originated by the Company near quarter-end.
  U.S. Government treasury yields.
  Indicative yields from industrial bond issues.
  The contractual terms of nearly every mortgage subject to valuation.

Significant estimated parameters include:

  A liquidity premium that is estimated from historical loan sales and is applied over and above base yields.
  Adjustments in interest rate spread based on an aggregate portfolio loan-to-value ratio, estimated from historical differential yields with respect to loan-to-value ratios.
  Projected prepayment activity.

     For policy loans, the carrying value represents historical cost but approximates fair value. While potentially financial instruments, policy loans are an integral component of the insurance contract and have no maturity date.

     The fair value of other policyholder funds that are investment-type contracts was calculated using the income approach in conjunction with the cost of capital method. The parameters used for discounting in the calculation were estimated using the perspective of the principal market for the contracts under consideration. The principal market consists of other insurance carriers with similar contracts on their books.

     The fair value for long-term debt was predominantly based on quoted market prices as of December 31, 2011 and 2010 and trades occurring close to December 31, 2011 and 2010.

Financial Instruments Measured and Recorded at Fair Value

     Fixed maturity securities, Standard & Poor's ("S&P") 500 Index call options ("S&P 500 Index options") and index-based interest guarantees embedded in indexed annuities ("index-based interest guarantees") are recorded at fair value on a recurring basis. In the Company's consolidated statements of income and comprehensive income (loss), unrealized gains and losses are reported in other comprehensive income for fixed maturity securities, in net investment income for S&P 500 Index options and in interest credited for index-based interest guarantees.

     Separate account assets represent segregated funds held for the exclusive benefit of contract holders. The activities of the account primarily relate to participant-directed 401(k) contracts. Separate account assets are recorded at fair value on a recurring basis, with changes in fair value recorded in separate account liabilities. Separate account assets consist of mutual funds. The mutual funds' fair value is determined through Level 1 and Level 2 inputs. The majority of the separate account assets are valued using quoted prices in an active market with the remainder of the assets valued using quoted prices from an independent pricing service. The Company reviews the values obtained from the pricing service for reasonableness through analytical procedures and performance reviews.

Fixed maturity securities are comprised of the following classes:

  U.S. government and agency bonds.
  U.S. state and political subdivision bonds.
  Foreign government bonds.
  Corporate bonds.
  S&P 500 Index options.

     The fixed maturity securities are diversified across industries, issuers and maturities. The Company calculates fair values for all classes of fixed maturity securities using valuation techniques described below. They are placed into three levels depending on the valuation technique used to determine the fair value of the securities.

     The Company uses an independent pricing service to assist management in determining the fair value of these assets. The pricing service incorporates a variety of information observable in the market in its valuation techniques, including:

  Reported trading prices.
  Benchmark yields.
  Broker-dealer quotes.
  Benchmark securities.
  Bids and offers.
  Credit ratings.
  Relative credit information.
  Other reference data.

     The pricing service also takes into account perceived market movements and sector news, as well as a bond's terms and conditions, including any features specific to that issue that may influence risk, and thus marketability. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The Company generally obtains one value from its primary external pricing service. On a case-by-case basis, the Company may obtain further quotes or prices from additional parties as needed.

     The pricing service provides quoted market prices when available. Quoted prices are not always available due to bond market inactivity. The pricing service obtains a broker quote when sufficient information, such as security structure or other market information, is not available to produce a valuation. Valuations and quotes obtained from third party commercial pricing services are non-binding and do not represent quotes on which one may execute the disposition of the assets.

     The Company performs control procedures over the external valuations at least quarterly through a combination of procedures that include an evaluation of methodologies used by the pricing service, analytical reviews and performance analysis of the prices against statistics and trends, back testing of sales activity and maintenance of a securities watch list. As necessary, the Company compares prices received from the pricing service to prices independently estimated by the Company utilizing discounted cash flow models or through performing independent valuations of inputs and assumptions similar to those used by the pricing service in order to ensure prices represent a reasonable estimate of fair value. Although the Company does identify differences from time to time as a result of these validation procedures, the Company did not make any significant adjustments as of December 31, 2011 or 2010.

     S&P 500 Index options and certain fixed maturity securities were valued using Level 3 inputs. The Level 3 fixed maturity securities were valued using matrix pricing, independent broker quotes and other standard market valuation methodologies. The fair value was determined using inputs that were not observable or could not be derived principally from, or corroborated by, observable market data. These inputs included assumptions regarding liquidity, estimated future cash flows and discount rates. Unobservable inputs to these valuations are based on management's judgment or estimation obtained from the best sources available. The Company's valuations maximize the use of observable inputs, which include an analysis of securities in similar sectors with comparable maturity dates and bond ratings. Broker quotes are validated by management for reasonableness in conjunction with information obtained from matrix pricing and other sources.

     The Company calculates the fair value for its S&P 500 Index options using the Black-Scholes option pricing model and parameters derived from market sources. The Company's valuations maximize the use of observable inputs, which include direct price quotes from the Chicago Board Options Exchange ("CBOE") and values for on-the-run treasury securities and London Interbank Offered Rate ("LIBOR") rates as reported by Bloomberg. Unobservable inputs are estimated from the best sources available to the Company and include estimates of future gross dividends to be paid on the stocks underlying the S&P 500 Index, estimates of bid-ask spreads, and estimates of implied volatilities on options. Valuation parameters are calibrated to replicate the actual end-of-day market quotes for options trading on the CBOE. The Company performs additional validation procedures such as the daily observation of market activity and conditions and the tracking and analyzing of actual quotes provided by banking counterparties each time the Company purchases options from them. Additionally, in order to help validate the values derived through the procedures noted above, the Company obtains indicators of value from representative investment banks.

     The Company uses the income approach valuation technique to determine the fair value of index-based interest guarantees. The liability is the present value of future cash flows attributable to the projected index growth in excess of cash flows driven by fixed interest rate guarantees for the indexed annuity product. Level 3 assumptions for policyholder behavior and future index interest rate declarations significantly influence the calculation. Index-based interest guarantees are included in the other policyholder funds line on the Company's consolidated balance sheet.

The following tables set forth the estimated fair values of assets and liabilities measured and recorded at fair value on a recurring basis:

		December 31, 2011
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$452.1	$--	$451.6	$0.5
U.S. state and political subdivision bonds	178.8	--	177.4	1.4
Foreign government bonds	72.1	--	72.1	--
Corporate bonds	6,059.3	--	5,995.3	64.0
S&P 500 Index options	7.2	--	--	7.2
Total fixed maturity securities	$6,769.5	$--	$6,696.4	$73.1
Separate account assets	$4,593.5	$4,444.4	$149.1	$--
Liabilities:
Index-based interest guarantees	$49.5	$--	$--	$49.5

		December 31, 2010
(In millions)	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities:
U.S. government and agency bonds	$415.9	$--	$415.0	$0.9
U.S. state and political subdivision bonds	209.1	--	207.4	1.7
Foreign government bonds	69.6	--	69.6	--
Corporate bonds	5,711.2	--	5,652.2	59.0
S&P 500 Index options	13.3	--	--	13.3
Total fixed maturity securities	$6,419.1	$--	$6,344.2	$74.9
Separate account assets	$4,787.4	$4,586.4	201.0	$--
Liabilities:
Index-based interest guarantees	$48.5	$--	$--	$48.5

The following tables set forth the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable Level 3 inputs:

		Year ended December 31, 2011
			Assets			Liabilities
(In millions)	U.S.	U.S. State				Index-
	Government	and Political		S&P 500		Based
	and Agency	Subdivision	Corporate	Index	Total	Interest
	Bonds	Bonds	Bonds	Options	Assets	Guarantees
Beginning balance	$0.9	$1.7	$59.0	$13.3	$74.9	$(48.5)
Total realized/unrealized gains (losses):
Included in net income	--	--	--	(0.2)	(0.2)	(1.3)
Included in other comprehensive income (loss)	(0.2)	0.1	(1.9)	--	(2.0)	--
Purchases, issuances, sales and settlements:
Purchases	--	--	--	9.6	9.6	--
Issuances	--	--	--	--	--	(1.8)
Sales	(0.2)	--	(2.1)	--	(2.3)	--
Settlements	--	--	--	(15.5)	(15.5)	2.1
Transfers into level 3	--	--	9.0	--	9.0	--
Transfers out of level 3	--	(0.4)	--	--	(0.4)	--

Ending balance	$0.5	$1.4	$64.0	$7.2	$73.1	$(49.5)

		Year ended December 31, 2010
			Assets			Liabilities
(In millions)	U.S.	U.S. State				Index-
	Government	and Political		S&P 500		Based
	and Agency	Subdivision	Corporate	Index	Total	Interest
	Bonds	Bonds	Bonds	Options	Assets	Guarantees
Beginning balance	$7.5	$1.7	$68.4	$8.6	$86.2	$(40.4)
Total realized/unrealized gains (losses):
Included in net income	--	--	(0.8)	8.4	7.6	(5.8)
Included in other comprehensive income (loss)	--	--	4.5	--	4.5	--
Purchases, issuances, sales and settlements:
Purchases	--	--	--	9.1	9.1	--
Issuances	--	--	--	--	--	(3.0)
Sales	--	--	(6.1)	--	(6.1)	--
Settlements	--	--	(5.2)	(12.8)	(18.0)	0.7
Transfers into level 3	--	--	--	--	--	--
Transfers out of level 3	(6.6)	--	(1.8)	--	(8.4)	--

Ending balance	$0.9	$1.7	$59.0	$13.3	$74.9	$(48.5)

     For all periods disclosed above, fixed maturity securities transferred into Level 3 from Level 2 are the result of the Company being unable to obtain pricing for these investments from an independent pricing service. Fixed maturity securities transferred out of Level 3 into Level 2 are the result of the Company being able to obtain pricing for these investments from an independent pricing service. There were no significant transfers between Level 1 and Level 2 for 2011 and 2010.

The following table sets forth the changes in unrealized gains (losses) included in net income relating to positions that the Company continued to hold:

	Years ended
	December 31,
(In millions)	2011	2010
Assets:
S&P 500 Index options	$(2.5)	$8.4

Liabilities:
Index-based interest guarantees	$(4.6)	$(5.8)

     Changes to the fair value of fixed maturity securities, excluding S&P 500 Index options, were recorded in other comprehensive income. Changes to the fair value of the S&P 500 Index options were recorded to net investment income. Changes to the fair value of the index-based interest guarantees were recorded as interest credited. The interest credited amount for 2011 and 2010 included negative interest on policyholder funds of $1.9 million and $5.0 million due to changes in the Level 3 actuarial assumptions.

     Certain assets and liabilities are measured at fair value on a nonrecurring basis such as impaired commercial mortgage loans with specific allowances for losses and real estate acquired in satisfaction of debt through foreclosure or the acceptance of deeds in lieu of foreclosure on commercial mortgage loans ("real estate owned"). The impaired commercial mortgage loans and real estate owned are valued using Level 3 measurements. These Level 3 inputs are reviewed for reasonableness by management and evaluated on a quarterly basis. The commercial mortgage loan measurements include valuation of the market value of the asset using general underwriting procedures and appraisals. Real estate owned is initially recorded at estimated net realizable value, which includes an estimate for disposal costs. These amounts may be adjusted in a subsequent period as independent appraisals are received.

     The following table sets forth the assets measured at fair value on a nonrecurring basis during 2011 that the Company continued to hold:

	December 31, 2011
(In millions)	Total	Level 1	Level 2	Level 3
Commercial mortgage loans	$49.2	$--	$--	$49.2
Real estate owned	50.1	--	--	50.1

Total assets measured at fair value on a nonrecurring basis	$99.3	$--	$--	$99.3

     Commercial mortgage loans measured on a nonrecurring basis with a carrying amount of $75.8 million were written down to their fair value of $49.2 million, less selling costs, at December 31, 2011. The specific commercial mortgage loan loss allowance related to these commercial mortgage loans was $26.6 million at December 31, 2011. The real estate owned measured on a nonrecurring basis during 2011 and still held at December 31, 2011 had capital losses totaling $3.5 million for the year. See "Note 10—Investments—Commercial Mortgage Loans" for further disclosures regarding the commercial mortgage loan loss allowance.

     The following table sets forth the assets measured at fair value on a nonrecurring basis during 2010 that the Company continued to hold:

	December 31, 2010
(In millions)	Total		Level 1		Level 2	Level 3
Commercial mortgage loans	$43.9	$	---	$	---	$43.9
Real estate owned	108.5		---		---	108.5

Total assets measured at fair value on a nonrecurring basis	$152.4	$	---	$	---	$152.4

     Commercial mortgage loans measured on a nonrecurring basis with a carrying amount of $64.3 million were written down to their fair value of $43.9 million, less selling costs, at December 31, 2010. The specific commercial mortgage loan loss allowance related to these commercial mortgage loans was $20.4 million at December 31, 2010. The real estate owned measured on a nonrecurring basis during 2010 and still held at December 31, 2010 had capital losses totaling $22.9 million for the year. See "Note 10—Investments—Commercial Mortgage Loans" for further disclosures regarding the commercial mortgage loan loss allowance.